VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2012
Inventories	60		95	(106)	49
Accounts Receivable	15		1	(6)	10
Deferred Tax Assets	1,514	6	78	(9)	1,589

2011
Inventories	50		103	(93)	60
Accounts Receivable	17		1	(3)	15
Deferred Tax Assets	1,396	(11)	138	(9)	1,514

2010
Inventories	50		67	(67)	50
Accounts Receivable	19		1	(3)	17
Deferred Tax Assets	1,337	(13)	81	(9)	1,396